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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3563
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                         MONEY MARKET VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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ITEM 1. SCHEDULE OF INVESTMENTS.

COMPASS [graphic omitted]

                                          PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE ANNUITIES
                                                FOR PERSONAL INVESTMENTS AND
                                                  QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2007

Money Market Variable Account

                                                                   Issued by
                                 Sun Life Assurance Company of Canada (U.S),
                                                A Wholly Owned Subsidiary of
                                    Sun Life of Canada (U.S.) Holdings, Inc.
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
PORTFOLIO OF INVESTMENTS 9/30/07 (Unaudited)

Money Market Variable Account

ISSUER                                                                                              SHARES/PAR       VALUE ($)

CERTIFICATES OF DEPOSIT - 7.1%

MAJOR BANKS - 2.1%
BNP Paribas, NY, 5.6%, due 10/05/2007                                                               $  925,000      $   925,000
                                                                                                                    -----------

OTHER BANKS & DIVERSIFIED FINANCIALS - 5.0%
Citibank N.A., 4.93%, due 12/20/2007                                                                $  900,000      $   900,000
Fortis Bank, NY, 5.8%, due 10/05/2007                                                                1,388,000        1,388,000
                                                                                                                    -----------
                                                                                                                    $ 2,288,000
                                                                                                                    -----------
    TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                      $ 3,213,000
                                                                                                                    -----------

COMMERCIAL PAPER(y) - 84.7%

AUTOMOTIVE - 3.1%
Toyota Motor Credit Corp., 5.28%, due 12/17/07                                                      $1,408,000      $ 1,392,099
                                                                                                                    -----------

BROKERAGE & ASSET MANAGERS - 6.2%
Merrill Lynch & Co., Inc., 5%, due 2/19/08                                                          $1,417,000      $ 1,389,250
Morgan Stanley, Inc., 5.45%, due 12/21/07                                                            1,457,000        1,439,134
                                                                                                                    -----------
                                                                                                                    $ 2,828,384
                                                                                                                    -----------

CHEMICALS - 3.1%
Minnesota Mining & Manufacturing Co., 4.9%, due 11/16/07                                            $1,402,000      $ 1,393,222
                                                                                                                    -----------

CONSUMER GOODS & SERVICES - 3.1%
Procter & Gamble Co., 5%, due 11/13/07 (t)                                                          $1,400,000      $ 1,391,639
                                                                                                                    -----------

FINANCIAL INSTITUTIONS - 14.6%
American Express Credit Corp., 5.3%, due 10/26/07                                                   $   60,000      $    59,779
American General Finance Corp., 5.28%, due 11/13/07                                                  1,442,000        1,432,906
Cargill, Inc., 5.4%, due 11/15/07 (t)                                                                1,443,000        1,433,260
Edison Asset Securitization LLC, 5.25%, due 10/09/07 (t)                                             1,460,000        1,458,297
General Electric Capital Corp., 5.17%, due 1/23/08                                                   1,395,000        1,372,162
Govco LLC, 5.25%, due 10/09/07 (t)                                                                     915,000          913,933
                                                                                                                    -----------
                                                                                                                    $ 6,670,337
                                                                                                                    -----------

FOOD & BEVERAGES - 12.3%
Archer Daniels Midland Co., 5.1%, due 11/06/07 (t)                                                  $1,403,000      $ 1,395,845
Coca-Cola Co., 5.21%, due 11/30/07 (t)                                                               1,453,000        1,440,383
Hershey Foods Corp., 5.3%, due 10/15/07 (t)                                                          1,398,000        1,395,119
Nestle Capital Corp., 4.71%, due 3/20/08 (t)                                                         1,419,000        1,387,253
                                                                                                                    -----------
                                                                                                                    $ 5,618,600
                                                                                                                    -----------

MACHINERY & TOOLS - 3.0%
Caterpillar Financial Services Corp., 4.75%, due 10/16/07                                           $1,392,000      $ 1,389,245
                                                                                                                    -----------

MAJOR BANKS - 14.9%
Abbey National North America LLC, 5.2%, due 11/27/07                                                $1,444,000      $ 1,432,111
Barclays U.S. Funding Corp., 5.25%, due 10/10/07                                                     1,315,000        1,313,274
HBOS Treasury Services PLC, 5.245%, due 10/25/07                                                       210,000          209,266
HBOS Treasury Services PLC, 5.46%, due 10/25/07                                                      1,200,000        1,195,632
Natexis Banques Populaires, 5.5%, due 10/05/07                                                       1,436,000        1,435,122
Societe Generale North America, Inc., 5.1%, due 10/01/07                                             1,195,000        1,195,000
                                                                                                                    -----------
                                                                                                                    $ 6,780,405
                                                                                                                    -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 20.2%
Bank of America Corp., 4.94%, due 12/21/07                                                          $1,375,000      $ 1,359,717
Citigroup Funding, Inc., 5.3%, due 11/16/07                                                            488,000          484,695
DEPFA Bank PLC, 5.425%, due 10/19/07 (t)                                                             1,439,000        1,435,097
Dexia Delaware LLC, 5.46%, due 10/10/07                                                              1,412,000        1,410,073
ING America Insurance Holdings, Inc., 5.35%, due 11/13/07                                            1,443,000        1,433,779
JPMorgan Chase & Co., 5.03%, due 1/22/08                                                               623,000          613,164
Svenska Handelsbanken, Inc., 5.24%, due 10/22/07                                                     1,050,000        1,046,791
UBS Financial Delaware LLC, 5.43%, due 10/22/07                                                      1,440,000        1,435,436
                                                                                                                    -----------
                                                                                                                    $ 9,218,752
                                                                                                                    -----------
PHARMACEUTICALS - 1.2%
Abbott Laboratories, Inc. 5.21%, due 10/16/07 (t)                                                   $  530,000      $   528,849
                                                                                                                    -----------

RETAILERS - 3.0%
WalMart Stores, Inc., 4.92%, due 12/18/07 (t)                                                       $1,401,000      $ 1,386,065
                                                                                                                    -----------
    TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                             $38,597,597
                                                                                                                    -----------

REPURCHASE AGREEMENTS - 8.0%
Merrill Lynch, 5.1%, dated 9/28/07, due 10/01/07, total to be received $3,663,556 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a
jointly traded account), at Cost                                                                    $3,662,000      $ 3,662,000
                                                                                                                    -----------

Money Market Variable Account
    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                  $45,472,597
                                                                                                                    -----------

OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                    69,957
                                                                                                                    -----------

    NET ASSETS - 100.0%                                                                                             $45,542,554
                                                                                                                    -----------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT
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By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
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By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
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* Print name and title of each signing officer under his or her signature.